CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 1,795,384	$ 1,855,985	$ 1,871,228
Cost of goods and services	947,284	983,585	990,511
Gross profit	848,100	872,400	880,717
Selling, general and administrative expenses	430,622	436,163	446,798
Goodwill and intangible asset impairments	243,612	0	80,000
Total operating expenses	674,234	436,163	526,798
Income from continuing operations	173,866	436,237	353,919
Other income (expense)
Interest expense	(95,737)	(103,821)	(99,711)
Interest income	649	388	871
Gain on sale of real estate	0	0	10,852
Debt extinguishment, net	0	(1,700)	(437)
Other, net	4,466	989	1,831
Total other income (expense)	(90,622)	(104,144)	(86,594)
Income before taxes from continuing operations	83,244	332,093	267,325
Provision for income taxes from continuing operations	62,997	86,497	77,944
Income from continuing operations	20,247	245,596	189,381
Income (loss) before tax from discontinued operations	44,127	(35,443)	(154,644)
Provision (benefit) on income taxes of discontinued operations	13,264	256	(42,880)
Income (loss) from discontinued operations	30,863	(35,699)	(111,764)
Net income	$ 51,110	$ 209,897	$ 77,617
Basic earnings (loss) per common share:
Income (loss) from continuing operations (in usd per share)	$ 0.45	$ 5.16	$ 3.63
Income (loss) from discontinued operations (in usd per share)	0.68	(0.75)	(2.14)
Basic earnings per common share (in usd per share)	$ 1.13	$ 4.41	$ 1.49
Weighted-average shares outstanding - basic (in shares)	45,354	47,573	52,111
Earnings Per Share, Diluted [Abstract]
Income (loss) from continuing operations (in usd per share)	$ 0.43	$ 4.94	$ 3.47
Income (loss) from discontinued operations (in usd per share)	0.66	(0.72)	(2.05)
Diluted earnings per common share (in usd per share)	$ 1.09	$ 4.23	$ 1.42
Weighted-average shares outstanding - diluted (in shares)	46,685	49,668	54,612
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	$ (6,569)	$ 10,137	$ 8,447
Pension and other post retirement plans	(8,361)	1,538	6,634
Gain (loss) on cash flow hedge	1,034	311	(2,353)
Total other comprehensive income (loss), net of taxes	(13,896)	11,986	12,728
Comprehensive income	$ 37,214	$ 221,883	$ 90,345